UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES:
Net income	$ 333,327	$ 331,218
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21,674	15,552
Amortization	43,328	22,824
Provision for uncollectible accounts, net	9,021	3,671
Deferred income taxes	(35,172)	8,828
Stock-based compensation expense and other stock-based payments	54,533	39,412
Amortization of debt issuance costs	1,543	1,346
Amortization of debt discount	16,691	12,412
Loss on early extinguishment of debt	3	3,396
Changes in assets and liabilities:
Accounts receivable	(120,593)	(94,156)
Prepaid expenses and other current assets	(292,668)	(317,812)
Accounts payable, accrued expenses and other current liabilities	201,215	147,608
Other	(23,919)	2,705
Net cash provided by operating activities	208,983	177,004
INVESTING ACTIVITIES:
Purchase of investments	(1,969,292)	(2,612,047)
Proceeds from sale of investments	880,774	2,652,013
Additions to property and equipment	(31,263)	(29,731)
Acquisitions and other investments, net of cash acquired	(26,162)	(2,633)
Proceeds from foreign currency contracts	453,818	0
Payments on foreign currency contracts	(448,640)	(43,380)
Change in restricted cash	(55)	(5,077)
Net cash used in investing activities	(1,140,820)	(40,855)
FINANCING ACTIVITIES:
Proceeds from the issuance of long-term debt	1,619,951	0
Payment of debt issuance costs	(8,064)	0
Payments related to conversion of senior notes	(147,629)	(58,449)
Repurchase of common stock	(308,618)	(96,660)
Proceeds from exercise of stock options	9,070	7,693
Excess tax benefits on stock-based compensation	49,538	5,499
Net cash provided by (used in) financing activities	1,214,248	(141,917)
Effect of exchange rate changes on cash and cash equivalents	(175,248)	3,924
Net increase (decrease) in cash and cash equivalents	107,163	(1,844)
Cash and cash equivalents, beginning of period	3,148,651	1,289,994
Cash and cash equivalents, end of period	3,255,814	1,288,150
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid during the period for income taxes	379,603	367,160
Cash paid during the period for interest	10,841	5,821
Non-cash investing activity for contingent consideration	$ 9,170	$ 0